Financial income and financial expense - Disclosure of Detailed Information about Financial Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income on financial assets held at amortized costs	SFr 3,384	SFr 4,279	SFr 1,142
Net foreign exchange gain	3,830	0	717
Finance income	SFr 7,214	SFr 4,279	SFr 1,859